Supplement to the
Fidelity® Asset Manager: Income®
November 29, 2005
Prospectus

Effective on or about September 27, 2006, Fidelity Asset Manager: Income will be renamed Fidelity Asset Manager® 20%.

The following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Investment Summary Section" on page 3.

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments.

The following information replaces similar information found in the "Performance" section on page 4.

Year-by-Year Returns

Asset Manager 20%
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	7.81%	12.41%	10.32%	5.71%	3.61%	1.33%	-0.50%	14.41%	6.42%	6.19%



During the periods shown in the chart for Asset Manager 20%:	Returns	Quarter ended
Highest Quarter Return	 6.75%	 June 30, 2003
Lowest Quarter Return	 -2.58%	 June 30, 2002
Year-to-Date Return	 1.63%	June 30, 2006

AMI-06-02 September 27, 2006
1.471580.115

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 5.

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 years
Asset Manager 20%
Return Before Taxes	 6.19%	 5.45%	 6.68%
Return After Taxes on Distributions	 4.73%	 4.17%	 4.68%
Return After Taxes on Distributions and Sale of Fund Shares	 4.28%	 3.90%	 4.54%
Lehman Brothers® Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	 2.43%	 5.87%	 6.16%
Fidelity Asset Manager 20% Composite Index (reflects no deduction for fees, expenses, or taxes)	 3.18%	 3.95%	 6.29%

The following information supplements information found in the "Performance" section on page 5.

Effective July 1, 2006, the indexes included in the Fidelity Asset Manager 20% Composite Index have changed. Going forward, the following indexes will be used to represent the fund's asset classes when calculating the composite index: stocks - the Dow Jones Wilshire 5000 Composite IndexSM  (Dow Jones Wilshire 5000), bonds - the Lehman Brothers® Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index.

Dow Jones Wilshire 5000 Composite Index (Dow Jones Wilshire 5000) is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

The following information replaces the similar information found under the heading "Investment Details - Principal Investment Strategies" in the "Fund Basics" section beginning on page 7.

The fund organizes its investments into three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less). The fund's neutral mix is 20% stock class, 50% bond class, and 30% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  20% Dow Jones Wilshire 5000 (U.S. stocks)
  50% Lehman Brothers Aggregate Bond Index (U.S. bonds)
  30% Lehman Brothers 3-Month U.S. Treasury Bill Index

The fund's manager allocates the fund's assets across asset classes. The manager generally uses other Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's manager, or through central funds (sometimes referred to as central investment portfolios), which are specialized Fidelity mutual funds designed to be used by other Fidelity funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity sector central funds. Each sector central fund is managed to outperform a different sector of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Tactical Income Central Investment Portfolio (investment-grade bonds), High Income Central Investment Portfolio 1 (high-yield securities), and Floating Rate Central Investment Portfolio (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Money Market Central Fund, which invests in money market instruments, and Ultra-Short Central Fund, which invests in U.S. dollar-denominated money market and investment-grade debt securities and repurchase agreements.

The fund can invest in all types of stocks, bonds, and derivatives, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above. The manager may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

The following information supplements that found under the heading "Investment Details - Description of Principal Security Types" in the "Fund Basics" section on page 8.

Central Funds (including Central Investment Portfolios) are special types of mutual funds created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees or other fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

Supplement to the
Fidelity® Asset Manager
November 29, 2005
Prospectus

Effective on or about September 27, 2006, Fidelity Asset Manager will be renamed Fidelity Asset Manager® 50%.

The following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Investment Summary Section" on page 3.

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments.

The following information replaces the similar information found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 3.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

The following information replaces similar information found in the "Performance" section on page 4.

Year-by-Year Returns

Asset Manager 50%
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	12.73%	22.27%	16.09%	13.59%	2.38%	-3.93%	-8.05%	17.18%	5.40%	4.03%



During the periods shown in the chart for Asset Manager 50%:	Returns	Quarter ended
Highest Quarter Return	 14.05%	December 31, 1998
Lowest Quarter Return	 -8.04%	June 30, 2002
Year-to-Date Return	 1.49%	June 30, 2006

FAA-06-02 September 27, 2006
1.724188.111

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 5.

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 years
Asset Manager 50%
Return Before Taxes	 4.03%	 2.56%	 7.76%
Return After Taxes on Distributions	 2.84%	 1.47%	 5.55%
Return After Taxes on Distributions and Sale of Fund Shares	 3.18%	 1.59%	 5.56%
S&P 500® (reflects no deduction for fees, expenses, or taxes)	 4.91%	 0.54%	 9.07%
Fidelity Asset Manager 50% Composite Index (reflects no deduction for fees, expenses, or taxes)	 3.82%	 3.18%	 7.53%

The following information supplements information found in the "Performance" section on page 5.

Effective July 1, 2006, the indexes included in the Fidelity Asset Manager 50% Composite Index have changed. Going forward, the following indexes will be used to represent the fund's asset classes when calculating the composite index: stocks - the Dow Jones Wilshire 5000 Composite IndexSM  and the Morgan Stanley Capital InternationalSM  Europe, Australasia, and Far East (MSCI® EAFE®) Index, bonds - the Lehman Brothers® Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index.

Dow Jones Wilshire 5000 Composite Index (Dow Jones Wilshire 5000) is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

The following information replaces the similar information found under the heading "Investment Details - Principal Investment Strategies" in the "Fund Basics" section beginning on page 7.

The fund organizes its investments into three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less). The fund's neutral mix is 50% stock class, 40% bond class, and 10% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  45% Dow Jones Wilshire 5000 (U.S. stocks)
  5% MSCI EAFE Index (foreign stocks)
  40% Lehman Brothers Aggregate Bond Index (U.S. bonds)
  10% Lehman Brothers 3-Month U.S. Treasury Bill Index

The fund's manager allocates the fund's assets across asset classes. The manager generally uses other Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's manager, or through central funds (sometimes referred to as central investment portfolios), which are specialized Fidelity mutual funds designed to be used by other Fidelity funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity sector central funds. Each sector central fund is managed to outperform a different sector of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international stock subportfolios managed to outperform foreign stock markets. The manager decides how much to allocate to the international subportfolios based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Tactical Income Central Investment Portfolio (investment-grade bonds), High Income Central Investment Portfolio 1 (high-yield securities), and Floating Rate Central Investment Portfolio (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Money Market Central Fund, which invests in money market instruments, and Ultra-Short Central Fund, which invests in U.S. dollar-denominated money market and investment-grade debt securities and repurchase agreements.

The fund can invest in all types of stocks, bonds, and derivatives, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above. The manager may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

The following information supplements that found under the heading "Investment Details - Description of Principal Security Types" in the "Fund Basics" section on page 8.

Central Funds (including Central Investment Portfolios) are special types of mutual funds created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees or other fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

The following information replaces the similar information found under the heading "Investment Details - Principal Investment Risks" in the "Fund Basics" section on page 9.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Supplement to the
Fidelity® Asset Manager: Aggressive®
November 29, 2005
Prospectus

Effective on or about September 27, 2006, Fidelity Asset Manager: Aggressive will be renamed Fidelity Asset Manager® 85%.

The following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Investment Summary Section" on page 3.

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments.

The following information replaces the similar information found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 3.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

The following information replaces similar information found in the "Performance" section on page 4.

Year-by-Year Returns

Asset Manager 85%
Calendar Years	2000	2001	2002	2003	2004	2005
	15.44%	-15.72%	-34.95%	48.65%	11.05%	7.34%



During the periods shown in the chart for Asset Manager 85%:	Returns	Quarter ended
Highest Quarter Return	 25.90%	March 31, 2000
Lowest Quarter Return	 -21.43%	September 30, 2001
Year-to-Date Return	 2.15%	June 30, 2006

AGG-06-02 September 27, 2006
1.734040.110

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 5.

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Life of fundA
Asset Manager 85%
Return Before Taxes	 7.34%	 -0.58%	 4.85%
Return After Taxes on Distributions	 7.24%	 -0.87%	 4.21%
Return After Taxes on Distributions and Sale of Fund Shares	 4.86%	 -0.66%	 3.79%
S&P 500® (reflects no deduction for fees, expenses, or taxes)	 4.91%	 0.54%	 1.20%
Fidelity Asset Manager 85% Composite Index (reflects no deduction for fees, expenses, or taxes)	 4.59%	 1.51%	 2.15%

A From September 24, 1999.

The following information supplements information found in the "Performance" section on page 5.

Effective July 1, 2006, the indexes included in the Fidelity Asset Manager 85% Composite Index have changed. Going forward, the following indexes will be used to represent the fund's asset classes when calculating the composite index: stocks - the Dow Jones Wilshire 5000 Composite IndexSM  and the Morgan Stanley Capital InternationalSM  Europe, Australasia, and Far East (MSCI® EAFE®) Index, and bonds and short-term/money market instruments - the Lehman Brothers® Aggregate Bond Index.

Dow Jones Wilshire 5000 Composite Index (Dow Jones Wilshire 5000) is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

The following information replaces the similar information found under the heading "Investment Details - Principal Investment Strategies" in the "Fund Basics" section beginning on page 7.

The fund organizes its investments into two main asset classes: the stock class (equity securities of all types) and the bond and short-term/money market class (all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year and all types of short-term and money market instruments). The fund's neutral mix is 85% stock class and 15% bond and short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  70% Dow Jones Wilshire 5000 (U.S. stocks)
  15% MSCI EAFE Index (foreign stocks)
  15% Lehman Brothers Aggregate Bond Index (U.S. bonds and short-term/money market instruments)

The fund's manager allocates the fund's assets across asset classes. The manager generally uses other Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's manager, or through central funds (sometimes referred to as central investment portfolios), which are specialized Fidelity mutual funds designed to be used by other Fidelity funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity sector central funds. Each sector central fund is managed to outperform a different sector of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international stock subportfolios managed to outperform foreign stock markets. The manager decides how much to allocate to the international subportfolios based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond and Short-Term/Money Market Class. Most of the bond and short-term/money market class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Tactical Income Central Investment Portfolio (investment-grade bonds), High Income Central Investment Portfolio 1 (high-yield securities), and Floating Rate Central Investment Portfolio (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Investments in this class may also include Money Market Central Fund, which invests in money market instruments, and Ultra-Short Central Fund, which invests in U.S. dollar-denominated money market and investment-grade debt securities and repurchase agreements.

The fund can invest in all types of stocks, bonds, and derivatives, directly or through central funds, and may make investments that do not fall into either of the two asset classes discussed above. The manager may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

The following information supplements that found under the heading "Investment Details - Description of Principal Security Types" in the "Fund Basics" section on page 8.

Central Funds (including Central Investment Portfolios) are special types of mutual funds created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees or other fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

The following information replaces the similar information found under the heading "Investment Details - Principal Investment Risks" in the "Fund Basics" section on page 9.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Supplement to the
Fidelity® Asset ManagerSM Funds
November 29, 2005
Prospectus

Effective on or about September 27, 2006, Fidelity Asset Manager: Income will be renamed Fidelity Asset Manager® 20%.

The following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Investment Summary Section" on page 3.

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments.

Effective on or about September 27, 2006, Fidelity Asset Manager will be renamed Fidelity Asset Manager 50%.

The following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Investment Summary Section" on page 3.

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments.

The following information replaces the similar information found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 3.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective on or about September 27, 2006, Fidelity Asset Manager: Growth will be renamed Fidelity Asset Manager 70%.

The following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Investment Summary Section" on page 4.

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments.

The following information replaces the similar information found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 4.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Effective on or about September 27, 2006, Fidelity Asset Manager: Aggressive will be renamed Fidelity Asset Manager 85%.

The following information replaces the similar information found under the heading "Principal Investment Strategies" in the "Investment Summary Section" on page 4.

  Allocating the fund's assets among stocks, bonds, and short-term and money market instruments, either through direct investment or by investing in Fidelity central funds that hold such investments.

The following information replaces the similar information found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 4.

  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

The following information replaces similar information for Asset Manager 20%, Asset Manager 50%, and Asset Manager 85% found under the heading "Year-by-Year Returns" in the "Performance" section beginning on page 5.

Asset Manager 20%
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	7.81%	12.41%	10.32%	5.71%	3.61%	1.33%	-0.50%	14.41%	6.42%	6.19%



During the periods shown in the chart for Asset Manager 20%:	Returns	Quarter ended
Highest Quarter Return	 6.75%	 June 30, 2003
Lowest Quarter Return	 -2.58%	 June 30, 2002
Year-to-Date Return	 1.63%	June 30, 2006

FFM-06-02 September 27, 2006
1.471528.116

Asset Manager 50%
Calendar Years	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005
	12.73%	22.27%	16.09%	13.59%	2.38%	-3.93%	-8.05%	17.18%	5.40%	4.03%



During the periods shown in the chart for Asset Manager 50%:	Returns	Quarter ended
Highest Quarter Return	 14.05%	December 31, 1998
Lowest Quarter Return	 -8.04%	June 30, 2002
Year-to-Date Return	 1.49%	June 30, 2006
Asset Manager 85%
Calendar Years	2000	2001	2002	2003	2004	2005
	15.44%	-15.72%	-34.95%	48.65%	11.05%	7.34%



During the periods shown in the chart for Asset Manager 85%:	Returns	Quarter ended
Highest Quarter Return	 25.90%	March 31, 2000
Lowest Quarter Return	 -21.43%	September 30, 2001
Year-to-Date Return	 2.15%	June 30, 2006

The following information replaces similar information for Asset Manager 20%, Asset Manager 50%, and Asset Manager 85% found under the heading "Average Annual Returns" in the "Performance" section beginning on page 6.

For the periods ended December 31, 2005	Past 1 year	Past 5 years	Past 10 years/Life of Fund
Asset Manager 20%
Return Before Taxes	 6.19%	 5.45%	 6.68%
Return After Taxes on Distributions	 4.73%	 4.17%	 4.68%
Return After Taxes on Distributions and Sale of Fund Shares	 4.28%	 3.90%	 4.54%
Lehman Brothers® Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	 2.43%	 5.87%	 6.16%
Fidelity Asset Manager 20% Composite Index (reflects no deduction for fees, expenses, or taxes)	 3.18%	 3.95%	 6.29%
Asset Manager 50%
Return Before Taxes	 4.03%	 2.56%	 7.76%
Return After Taxes on Distributions	 2.84%	 1.47%	 5.55%
Return After Taxes on Distributions and Sale of Fund Shares	 3.18%	 1.59%	 5.56%
S&P 500® (reflects no deduction for fees, expenses, or taxes)	 4.91%	 0.54%	 9.07%
Fidelity Asset Manager 50% Composite Index (reflects no deduction for fees, expenses, or taxes)	 3.82%	 3.18%	 7.53%
Asset Manager 85%
Return Before Taxes	 7.34%	 -0.58%	 4.85%A
Return After Taxes on Distributions	 7.24%	 -0.87%	 4.21%A
Return After Taxes on Distributions and Sale of Fund Shares	 4.86%	 -0.66%	 3.79%A
S&P 500 (reflects no deduction for fees, expenses, or taxes)	 4.91%	 0.54%	 1.20%A
Fidelity Asset Manager 85% Composite Index (reflects no deduction for fees, expenses, or taxes)	 4.59%	 1.51%	 2.15%A

A From September 24, 1999.

The following information supplements information found in the "Performance" section beginning on page 7.

Effective July 1, 2006, the indexes included in the Fidelity Asset Manager 20% Composite Index have changed. Going forward, the following indexes will be used to represent the fund's asset classes when calculating the composite index: stocks - the Dow Jones Wilshire 5000 Composite IndexSM  (Dow Jones Wilshire 5000), bonds - the Lehman Brothers® Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index.

Effective July 1, 2006, the indexes included in the Fidelity Asset Manager 50% Composite Index have changed. Going forward, the following indexes will be used to represent the fund's asset classes when calculating the composite index: stocks - the Dow Jones Wilshire 5000 Composite Index and the Morgan Stanley Capital InternationalSM  Europe, Australasia, and Far East (MSCI® EAFE®) Index, bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index.

Effective July 1, 2006, the indexes included in the Fidelity Asset Manager 70% Composite Index have changed. Going forward, the following indexes will be used to represent the fund's asset classes when calculating the composite index: stocks - the Dow Jones Wilshire 5000 Composite Index and the Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index, bonds - the Lehman Brothers Aggregate Bond Index, and short-term/money market instruments - the Lehman Brothers 3-Month Treasury Bill Index.

Effective July 1, 2006, the indexes included in the Fidelity Asset Manager 85% Composite Index have changed. Going forward, the following indexes will be used to represent the fund's asset classes when calculating the composite index: stocks - the Dow Jones Wilshire 5000 Composite Index and the Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index, and bonds and short-term/money market instruments - the Lehman Brothers Aggregate Bond Index.

Dow Jones Wilshire 5000 Composite Index (Dow Jones Wilshire 5000) is a float-adjusted market capitalization-weighted index of substantially all equity securities of U.S. headquartered companies with readily available price data.

Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the United States and Canada and excludes certain market segments unavailable to U.S. based investors. Index returns for periods after January 1, 1997 are adjusted for tax withholding rates applicable to U.S. based mutual funds organized as Massachusetts business trusts.

The following information replaces the similar information for Asset Manager: Income found under the heading "Investment Details - Principal Investment Strategies" in the "Fund Basics" section on page 10.

The fund organizes its investments into three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less). The fund's neutral mix is 20% stock class, 50% bond class, and 30% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  20% Dow Jones Wilshire 5000 (U.S. stocks)
  50% Lehman Brothers Aggregate Bond Index (U.S. bonds)
  30% Lehman Brothers 3-Month U.S. Treasury Bill Index

The fund's manager allocates the fund's assets across asset classes. The manager generally uses other Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's manager, or through central funds (sometimes referred to as central investment portfolios), which are specialized Fidelity mutual funds designed to be used by other Fidelity funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity sector central funds. Each sector central fund is managed to outperform a different sector of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Tactical Income Central Investment Portfolio (investment-grade bonds), High Income Central Investment Portfolio 1 (high-yield securities), and Floating Rate Central Investment Portfolio (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Money Market Central Fund, which invests in money market instruments, and Ultra-Short Central Fund, which invests in U.S. dollar-denominated money market and investment-grade debt securities and repurchase agreements.

The fund can invest in all types of stocks, bonds, and derivatives, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above. The manager may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

The following information replaces the similar information for Asset Manager found under the heading "Investment Details - Principal Investment Strategies" in the "Fund Basics" section beginning on page 10.

The fund organizes its investments into three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less). The fund's neutral mix is 50% stock class, 40% bond class, and 10% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  45% Dow Jones Wilshire 5000 (U.S. stocks)
  5% MSCI EAFE Index (foreign stocks)
  40% Lehman Brothers Aggregate Bond Index (U.S. bonds)
  10% Lehman Brothers 3-Month U.S. Treasury Bill Index

The fund's manager allocates the fund's assets across asset classes. The manager generally uses other Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's manager, or through central funds (sometimes referred to as central investment portfolios), which are specialized Fidelity mutual funds designed to be used by other Fidelity funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity sector central funds. Each sector central fund is managed to outperform a different sector of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international stock subportfolios managed to outperform foreign stock markets. The manager decides how much to allocate to the international subportfolios based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Tactical Income Central Investment Portfolio (investment-grade bonds), High Income Central Investment Portfolio 1 (high-yield securities), and Floating Rate Central Investment Portfolio (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Money Market Central Fund, which invests in money market instruments, and Ultra-Short Central Fund, which invests in U.S. dollar-denominated money market and investment-grade debt securities and repurchase agreements.

The fund can invest in all types of stocks, bonds, and derivatives, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above. The manager may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

The following information replaces the similar information for Asset Manager: Growth found under the heading "Investment Details - Principal Investment Strategies" in the "Fund Basics" section on page 11.

The fund organizes its investments into three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities maturing in more than one year), and the short-term/money market class (fixed-income securities maturing in one year or less). The fund's neutral mix is 70% stock class, 25% bond class, and 5% short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  60% Dow Jones Wilshire 5000 (U.S. stocks)
  10% MSCI EAFE Index (foreign stocks)
  25% Lehman Brothers Aggregate Bond Index (U.S. bonds)
  5% Lehman Brothers 3-Month U.S. Treasury Bill Index

The fund's manager allocates the fund's assets across asset classes. The manager generally uses other Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's manager, or through central funds (sometimes referred to as central investment portfolios), which are specialized Fidelity mutual funds designed to be used by other Fidelity funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity sector central funds. Each sector central fund is managed to outperform a different sector of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international stock subportfolios managed to outperform foreign stock markets. The manager decides how much to allocate to the international subportfolios based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond Class. Most of the bond class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Tactical Income Central Investment Portfolio (investment-grade bonds), High Income Central Investment Portfolio 1 (high-yield securities), and Floating Rate Central Investment Portfolio (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Short-Term/Money Market Class. Investments in this class may include Money Market Central Fund, which invests in money market instruments, and Ultra-Short Central Fund, which invests in U.S. dollar-denominated money market and investment-grade debt securities and repurchase agreements.

The fund can invest in all types of stocks, bonds, and derivatives, directly or through central funds, and may make investments that do not fall into any of the three asset classes discussed above. The manager may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

The following information replaces the similar information for Asset Manager: Aggressive found under the heading "Investment Details - Principal Investment Strategies" in the "Fund Basics" section beginning on page 11.

The fund organizes its investments into two main asset classes: the stock class (equity securities of all types) and the bond and short-term/money market class (all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year and all types of short-term and money market instruments). The fund's neutral mix is 85% stock class and 15% bond and short-term/money market class.

FMR can overweight or underweight each asset class within the following ranges:

In managing the fund, FMR seeks to outperform the following composite benchmark, which is designed to represent the neutral mix:

  70% Dow Jones Wilshire 5000 (U.S. stocks)
  15% MSCI EAFE Index (foreign stocks)
  15% Lehman Brothers Aggregate Bond Index (U.S. bonds and short-term/money market instruments)

The fund's manager allocates the fund's assets across asset classes. The manager generally uses other Fidelity managers to handle investments within each asset class, either through subportfolios, which are portions of the fund's assets assigned to other managers by the fund's manager, or through central funds (sometimes referred to as central investment portfolios), which are specialized Fidelity mutual funds designed to be used by other Fidelity funds.

FMR will not try to pinpoint the precise moment when a major reallocation should be made. Instead, FMR regularly reviews the fund's allocation and makes changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the fund's objective.

Stock Class. The fund invests in stocks mainly by investing in Fidelity sector central funds. Each sector central fund is managed to outperform a different sector of the U.S. stock market. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services and utilities. The fund invests in all of the sector central funds in combination in an effort to outperform the U.S. market as a whole.

In addition to the sector central funds, the fund may invest a portion of its assets in one or more international stock subportfolios managed to outperform foreign stock markets. The manager decides how much to allocate to the international subportfolios based mainly on the allocation to foreign stocks in the fund's composite benchmark.

The sector central funds are managed against U.S. benchmarks, but are not limited to U.S. stocks, and the sector fund managers have discretion to make foreign investments. As a result, the fund's total allocation to foreign stocks could be substantially higher than the fund's composite benchmark might suggest.

Bond and Short-Term/Money Market Class. Most of the bond and short-term/money market class is invested using central funds, each of which focuses on a particular type of fixed-income securities. At present, these include Tactical Income Central Investment Portfolio (investment-grade bonds), High Income Central Investment Portfolio 1 (high-yield securities), and Floating Rate Central Investment Portfolio (floating rate loans and other floating rate securities). The fund may also buy other types of bonds or central funds focusing on other types of bonds.

Investments in this class may also include Money Market Central Fund, which invests in money market instruments, and Ultra-Short Central Fund, which invests in U.S. dollar-denominated money market and investment-grade debt securities and repurchase agreements.

The fund can invest in all types of stocks, bonds, and derivatives, directly or through central funds, and may make investments that do not fall into either of the two asset classes discussed above. The manager may also use derivatives to manage asset allocation: for example, by buying stock index futures to increase the fund's allocation to stocks.

Although the underlying Fidelity central funds are categorized generally as stock, bond (investment-grade or high yield), and short-term/money market funds, many of the underlying Fidelity central funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high yield bonds, and other securities.

The following information supplements that found under the heading "Investment Details - Description of Principal Security Types" in the "Fund Basics" section on page 12.

Central Funds (including Central Investment Portfolios) are special types of mutual funds created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees or other fees to Fidelity. The investment results of the portions of the fund's assets invested in the central funds will be based upon the investment results of those funds.

The following information replaces the similar information found under the heading "Investment Details - Principal Investment Risks" in the "Fund Basics" section on page 12.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.